Offerings	May 08, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $1.00
Maximum Aggregate Offering Price	$ 300,590,852.90
Fee Rate	0.01531%
Amount of Registration Fee	$ 46,020.46
Offering Note	Calculated in accordance with Rule 457(o) and 457(r) under the Securities Act and is being paid in accordance with Rule 456(b) under the Securities Act. Pursuant to Rule 416 under the Securities Act, the number of shares being registered shall be adjusted to include any additional shares that may become issuable as a result of stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $1.00
Maximum Aggregate Offering Price	$ 99,409,147.10
Amount of Registration Fee	$ 10,954.89
Offering Note	Represents the aggregate amount of $99,409,147.10 that remains unsold of the $400,000,000.00 of common stock that was registered under this Registration Statement on Form S-3 (Registration No. 333-272739) (the "Registration Statement") and the prospectus supplement dated June 16, 2023.